Other assets-Other / Other liabilities - Schedule of finite-lived intangible assets by type (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 63,607	¥ 68,435
Accumulated amortization	(51,228)	(52,988)
Net carrying amount	12,379	15,447
Client relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	62,577	67,942
Accumulated amortization	(51,066)	(52,628)
Net carrying amount	11,511	15,314
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	1,030	493
Accumulated amortization	(162)	(360)
Net carrying amount	¥ 868	¥ 133